Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
(Loss) profit for the year	€ (574)	€ 2,319	€ 10,717
Other comprehensive (loss) income	(43)	1,908	4,557
Gains (losses) from financial assets measured at Fair value through other comprehensive income	22	(29)	2
Income tax impact	(7)	9	(1)
Other comprehensive income (loss), available-for-sale investments, net of tax	15	(20)	1
(Losses) gains on hedges	(624)	1,081	1,593
Income tax impact	151	(282)	(395)
Reclassification of losses (gains) included in the income statement (Note 19)	76	(704)	(1,874)
Income tax impact	(17)	181	478
Other comprehensive income, hedges, net of tax	(414)	276	(198)
Gains (losses) on hedges costs	79	(59)	128
Income tax impact	(20)	15	(32)
Reclassification of (gains) losses included in the income statement (Note 19)	(9)	(9)	(10)
Income tax impact	2	2	3
Other comprehensive income, hedges costs, net of tax	52	(51)	89
Share of (losses) gains recognized directly in equity of associates and others (Note 10)	(31)	65	32
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	(31)	65	32
Translation differences (Note 17)	270	1,562	4,098
Total other comprehensive (loss) income recognized for the year that may be reclassified subsequently to profit or loss	(108)	1,832	4,022
Actuarial (losses) gains and impact of limit on assets for defined benefit pension plans	(45)	102	130
Income tax impact	14	(32)	(35)
Reclassification to reserve actuarial losses (gains) and impact of limit on assets for defined benefit pension plans (Note 2)	0	0	392
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans, net of tax	(31)	70	487
Gains (losses) from financial assets measured at fair value through comprehensive income	113	42	49
Income tax impact	0	0	(1)
Reclassification to reserve of losses (gains) from financial assets measured at fair value through comprehensive income (Note 12)	24	71	0
(Losses) gains from financial assets measured at fair value through comprehensive income, net of tax	137	113	48
Share of profit (loss) of associates accounted for using equity method	(41)	(107)	0
Total other comprehensive income (loss) recognized for the year that will not be reclassified subsequently to profit or loss	65	76	535
Total comprehensive income (loss) for the year	(617)	4,227	15,274
Attributable to:
Equity holders of the parent and other holders of equity instruments	(1,165)	3,519	12,652
Non-controlling interests	€ 548	€ 708	€ 2,622